Share capital	12 Months Ended
Dec. 31, 2018
Share capital
Share capital

16.   Share capital

Allotted, called up and fully paid:	Number	US $
(in thousands, except share data)

In issue at December 31, 2016	195,741,528	2,728
Issued:
Ordinary shares of 1p each	143,700	2
Ordinary shares of 1p each	326,880	4
Ordinary shares of 1p each	66,666,667	847
Ordinary shares of 1p each	250,000	3
Ordinary shares of 1p each	390,353	5
In issue at December 31, 2017	263,519,128	3,589
Issued:
Ordinary shares of 1p each	757,315	9
Ordinary shares of 1p each	32,258,064	433
Ordinary shares of 1p each	125,736	1
In issue at December 31, 2018	296,660,243	4,032

In January 2017, 143,700 ordinary shares were issued upon the exercise of options.

In May 2017, 326,880 ordinary shares were issued upon the exercise of warrants.

In June 2017, Motif Bio plc issued 66,666,667 ordinary shares at a price of £0.30 per share.

In July 2017, 250,000 ordinary shares were issued upon the exercise of warrants.

In November 2017, a total of 390,353 ordinary shares were issued upon the exercise of warrants.

During January through June of 2018, 757,315 ordinary shares were issued upon the exercise of warrants.

On May 17, 2018, the Group placed 32,258,064 new ordinary shares at £0.31 per share and received US$12.7 million of net proceeds.

In June 2018, 125,736 ordinary shares were issued upon the exercise of a stock option.

Share premium represents the excess over nominal value of the fair value consideration received for equity shares net of expenses of the share issue. Retained deficit represents accumulated losses.

The group re-organization reserve arose when Motif Bio plc became the parent of the Group. The transaction, falling as it does outside the scope of IFRS 3, has been accounted for as a group re-organization and not a business combination. The re-organization reserve can be derived by calculating the difference between the nominal value of the shares in Motif Bio plc issued to the former shareholders in Motif BioSciences Inc. and the share capital and share premium of Motif BioSciences Inc. at the date of the merger.